Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 537,435	$ 75,696	¥ 563,238	¥ 507,862
Cost of revenues	174,208	24,537	183,199	143,716
Gross Profit	363,227	51,159	380,039	364,146
Operating expenses:
General and administrative expenses	437,821	61,666	568,284	490,256
Loss from operations	(669,321)	(94,272)	(980,407)	(797,064)
Interest income	17,956	2,529	9,356	3,457
Loss before income tax	(651,301)	(91,734)	(969,248)	(795,798)
Income tax expenses	2,388	336	1,985	899
Net loss	(653,689)	(92,070)	(971,233)	(796,697)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	4,189	590	41,347	(39,480)
Total comprehensive loss	(649,500)	(91,480)	(929,886)	(836,177)
Parent Company [Member]
Revenues	0	0	0	0
Cost of revenues	0	0	0	0
Gross Profit	0	0	0	0
Operating expenses:
General and administrative expenses	(11,616)	(1,636)	(31,041)	(48,566)
Share of losses in subsidiaries, the VIE and the VIE's subsidiaries	(645,522)	(90,920)	(943,534)	(750,015)
Total operating expenses	(657,138)	(92,556)	(974,575)	(798,581)
Loss from operations	(657,138)	(92,556)	(974,575)	(798,581)
Interest income	3,811	537	3,636	2,365
Other expense, net	(362)	(51)	(294)	(481)
Loss before income tax	(653,689)	(92,070)	(971,233)	(796,697)
Income tax expenses	0	0	0	0
Net loss	(653,689)	(92,070)	(971,233)	(796,697)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	4,189	590	41,347	(39,480)
Total comprehensive loss	¥ (649,500)	$ (91,480)	¥ (929,886)	¥ (836,177)